Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
(Loss)/profit for the year	$ (403,035)	$ 1,150,615
Deferred tax (benefit) / expense	(537,915)	245,872
Income tax expense	1,117,861	371,021
Amortization of intangible assets	11,894,518	11,931,668
Loss on deconsolidation of subsidiary (refer note 24)	225,098
Fair value gain on remeasurement of warrant liability	(1,487,589)
Share warrant expenses	1,562,911
Depreciation		240,164
Loss on sale of property, plant and equipment		6,712
Finance Cost	1,087,485	270,000
Sundry balances written off during the year	5,571	61,385
Liabilities no longer required written back	(425,853)
Finance income		(8,524)
Change in operating assets and liabilities:
Inventories
Trade receivable	85,358	(56,703)
Other receivable	(16,970,571)	(17,285,198)
Other financial assets
Other assets	(120,600)	(87,595)
Trade payable	456,528	439,654
Other financial liabilities	227,670	(65,000)
Other current liabilities	2,705,196	2,787,012
Security Deposits		(25,120)
Cash flow used in operating activities after working capital changes	(577,367)	(24,037)
Income tax (paid)/refund, net		(1,456)
Net cash used in operating activities	(577,367)	(25,493)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment and intangible assets (including intangible assets under development)	(166,721)	(93,776)
Sale of property, plant and equipment and intangible assets		12,458
Interest received		7,497
Placement of fixed deposits above there months		(13,482)
Purchase of shares of GHSI		(70,000)
Net cash used in investing activities	(166,721)	(157,303)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short term borrowings from directors	292,904	376,990
Proceeds from 7% secured promissory notes, net	880,000
Repayment of short term borrowings - Directors Loans	(304,500)	(212,719)
Proceeds on issuance of shares		2,000
Interest, commission and other charge paid	(88,000)
Payment of deferred IPO costs	(34,164)
Net cash provided by financing activities	746,240	166,271
Net increase (decrease) in cash and cash equivalents	2,152	(16,525)
CASH AND CASH EQUIVALENTS – beginning of period	26,142	41,760
CASH AND CASH EQUIVALENTS – end of period	8,758	26,142
Adjustment for deconsolidation of subsidiary (refer note 24)	(19,538)
Effects of exchange rate changes on cash and cash equivalents	$ 2	$ 909